Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Miscellaneous current assets [abstract]
Disclosure of other current assets
The composition of other current assets is shown below:

		December 31	December 31

(in thousands)	Note	2021	2020

Non-revolving term loan	14	$816	$813

Prepaid expenses		2,525	2,388

Cobalt inventory		8,712	-

Other		49	64

Total other current assets		$12,102	$3,265